Other Assets and Liabilities - Summary of Other Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Other assets
Advance payments	₩ 179,475		₩ 162,784
Prepaid expenses	1,935,037		1,667,372
Contract assets	557,041		398,797
Others	14,243		4,490
Less: Non-current	(685,488)		(545,895)
Current	2,000,308		1,687,548
Other liabilities
Advances received	333,344		518,914
Withholdings	99,844		89,403
Unearned revenue	65,228		39,528
Lease liabilities	807,233	₩ 807,233	163,858
Contract liabilities	365,610		347,462
Others	23,297		24,909
Less: Non-current	(584,504)		(528,160)
Current	₩ 1,031,958		₩ 655,914